UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2008

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

Item 1.	Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
September 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS-99.4%
		Consumer Discretionary-9.1%
13,300		Best Buy Company, Inc.	$498,750
14,900		Carnival Corporation	526,715
29,700		CBS Corporation - Class "B"	433,026
16,971		Comcast Corporation - Class "A"	333,141
27,150		Comcast Corporation - Special Class "A"	535,398
20,800		H&R Block, Inc.	469,040
49,900		Home Depot, Inc.	1,291,911
11,400	*	Kohl's Corporation	525,312
40,900		Lowe's Companies, Inc.	968,921
17,900		McDonald's Corporation	1,104,430
53,600		News Corporation - Class "A"	642,664
9,500		NIKE, Inc. - Class "B"	635,550
20,600		Staples, Inc.	463,500
14,800		Target Corporation	725,940
89,700		Time Warner, Inc.	1,175,967
22,400	*	Viacom, Inc. - Class "B"	556,416
45,900		Walt Disney Company	1,408,671

			12,295,352

		Consumer Staples-16.4%
26,100		Altria Group, Inc.	517,824
23,300		Anheuser-Busch Companies, Inc.	1,511,704
25,400		Avon Products, Inc.	1,055,878
46,100		Coca-Cola Company	2,437,768
11,200		Colgate-Palmolive Company	843,920
7,900		Costco Wholesale Corporation	512,947
29,400		CVS Caremark Corporation	989,604
10,400		General Mills, Inc.	714,688
10,900		Hershey Company	430,986
19,900		Kimberly-Clark Corporation	1,290,316
39,861		Kraft Foods, Inc. - Class "A"	1,305,448
35,000		PepsiCo, Inc.	2,494,450
30,300		Philip Morris International, Inc.	1,457,430
40,335		Procter & Gamble Company	2,810,946
14,400		Safeway, Inc.	341,568
34,800		Walgreen Company	1,077,408
41,200		Wal-Mart Stores, Inc.	2,467,468

			22,260,353

		Energy-12.8%
12,700		BP PLC (ADR)	637,159
39,200		Chevron Corporation	3,233,216
25,771		ConocoPhillips	1,887,726
5,500		Devon Energy Corporation	501,600
65,400		ExxonMobil Corporation	5,078,964
27,400		Halliburton Company	887,486

5,500		Hess Corporation	451,440
19,600		Marathon Oil Corporation	781,452
24,100		Schlumberger, Ltd.	1,881,969
29,550		Spectra Energy Corporation	703,290
8,724	*	Transocean, Inc.	958,244
10,800		Valero Energy Corporation	327,240

			17,329,786

		Financials-12.1%
13,600		ACE, Ltd.	736,168
15,600		Allstate Corporation	719,472
32,500		American Express Company	1,151,475
43,214		Bank of America Corporation	1,512,490
47,305		Bank of New York Mellon Corporation	1,541,197
250	*	Berkshire Hathaway, Inc. - Class "B"	1,098,750
14,000		Capital One Financial Corporation	714,000
15,500		Chubb Corporation	850,950
38,600		Citigroup, Inc.	791,686
56,032		JPMorgan Chase & Company	2,616,694
15,600		Marsh & McLennan Companies, Inc.	495,456
13,500		Merrill Lynch & Company, Inc.	341,550
21,000		Morgan Stanley	483,000
6,400		PNC Financial Services Group, Inc.	478,080
6,900		SunTrust Banks, Inc.	310,431
15,700		Travelers Companies, Inc.	709,640
20,500		U.S. Bancorp	738,410
30,400		Wells Fargo & Company	1,140,912

			16,430,361

		Health Care-14.6%
29,900		Abbott Laboratories	1,721,642
17,800		Aetna, Inc.	642,758
24,900	*	Amgen, Inc.	1,475,823
8,700		Baxter International, Inc.	570,981
46,200		Bristol-Myers Squibb Company	963,270
15,025		Covidien, Ltd.	807,744
8,300	*	Genentech, Inc.	736,044
59,200		Johnson & Johnson	4,101,376
13,500		McKesson Corporation	726,435
29,300		Medtronic, Inc.	1,467,930
29,200		Merck & Company, Inc.	921,552
23,700		Novartis AG (ADR)	1,252,308
115,440		Pfizer, Inc.	2,128,714
11,300	*	St. Jude Medical, Inc.	491,437
13,200		Teva Pharmaceutical Industries, Ltd. (ADR)	604,428
19,400		UnitedHealth Group, Inc.	492,566
18,000		Wyeth	664,920

			19,769,928

		Industrials-10.6%
18,500		3M Company	1,263,735
6,800		Boeing Company	389,980
4,900		Caterpillar, Inc.	292,040
12,000		Dover Corporation	486,600
6,900		Eaton Corporation	387,642
22,700		Emerson Electric Company	925,933
139,400		General Electric Company	3,554,700
16,500		Honeywell International, Inc.	685,575
14,800		Illinois Tool Works, Inc.	657,860
12,200		ITT Corporation	678,442

10,900			Lockheed Martin Corporation	1,195,403
10,000			Northrop Grumman Corporation	605,400
17,525			Tyco International, Ltd.	613,725
11,200			United Parcel Service, Inc. - Class "B"	704,368
33,700			United Technologies Corporation	2,024,022

				14,465,425

			Information Technology-17.2%
11,600			Accenture, Ltd. - Class "A"	440,800
11,500			Analog Devices, Inc.	303,025
5,600		*	Apple, Inc.	636,496
23,400			Applied Materials, Inc.	354,042
10,200			Automatic Data Processing, Inc.	436,050
84,800		*	Cisco Systems, Inc.	1,913,088
29,000			Corning, Inc.	453,560
60,800		*	Dell, Inc.	1,001,984
13,500		*	eBay, Inc.	302,130
74,300		*	EMC Corporation	888,628
43,000			Hewlett-Packard Company	1,988,320
80,600			Intel Corporation	1,509,638
19,200			International Business Machines Corporation	2,245,632
175,100			Microsoft Corporation	4,673,419
44,600			Nokia Corporation - Class "A" (ADR)	831,790
59,700		*	Oracle Corporation	1,212,507
16,800			QUALCOMM, Inc.	721,896
31,900		*	Symantec Corporation	624,602
35,300			Texas Instruments, Inc.	758,950
16,025			Tyco Electronics, Ltd.	443,251
33,800			Western Union Company	833,846
28,900			Xerox Corporation	333,217
21,900		*	Yahoo!, Inc.	378,870

				23,285,741

			Materials-2.8%
19,400			Alcoa, Inc.	438,052
32,100			Dow Chemical Company	1,020,138
24,800			DuPont (E.I.) de Nemours & Company	999,440
17,800			International Paper Company	466,004
9,000			Newmont Mining Corporation	348,840
10,000			PPG Industries, Inc.	583,200

				3,855,674

			Telecommunication Services-2.5%
61,000			AT&T, Inc.	1,703,120
51,000			Verizon Communications, Inc.	1,636,590

				3,339,710

			Utilities-1.3%
11,000			American Electric Power Company, Inc.	407,880
58,300			Duke Energy Corporation	1,016,169
7,600			FPL Group, Inc.	382,280

				1,806,329

Total Value of Common Stocks (cost $103,157,764)				134,838,659

			SHORT-TERM INVESTMENTS-.5%
			Money Market Fund
$700	M		First Investors Cash Reserve Fund, 2.16% (cost $700,000)**	700,000

Total Value of Investments (cost $103,857,764)	99.9%	135,538,659
Other Assets, Less Liabilities	.1	120,647

Net Assets	100.0%	$135,659,306

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at September 30, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts

At September 30, 2008, the cost of investments for federal income tax purposes was $106,629,273. Accumulated net unrealized appreciation on investments was $28,909,386, consisting of $37,542,313 gross unrealized appreciation and $8,632,927 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2008

Principal				Interest
Amount		Security		Rate*	Value

		CORPORATE NOTES-55.1%
$200	M	Abbott Laboratories, 5/15/09		2.80%	$203,118
		Chevron Funding Corp.:
250	M	10/10/08		2.07	249,870
400	M	10/17/08		2.20	399,609
500	M	Coca-Cola Co., 12/19/08	(a)	2.25	497,529
500	M	ConocoPhillips, 11/5/08	(a)	2.21	498,922
		Hershey Co.:
350	M	10/28/08	(a)	2.17	349,429
250	M	11/20/08	(a)	2.15	249,253
250	M	Johnson & Johnson, 11/7/08	(a)	2.02	249,481
500	M	Kimberly-Clark Worldwide, 10/14/08	(a)	2.02	499,635
500	M	Merck & Co., Inc., 10/15/08		2.00	499,611
600	M	New Jersey Natural Gas Co., 11/24/08		2.35	597,883
490	M	Procter & Gamble International Finance, 10/3/08	(a)	2.23	489,939
		Prudential Funding, LLC:
150	M	10/10/08		2.15	149,919
450	M	10/27/08		2.48	449,190
600	M	Stanley Works, 10/21/08	(a)	2.25	599,247
500	M	Toyota Motor Credit Corp., 11/19/08		2.51	498,287
		Wal-Mart Stores, Inc.:
282	M	10/1/08		2.65	282,000
281	M	11/10/08	(a)	2.05	280,360
300	M	Walt Disney Co., 11/12/08		2.02	299,292
500	M	Washington Gas Light Co., 10/14/08		2.70	499,512

Total Value of Corporate Notes (cost $7,842,086)					7,842,086

		U.S. GOVERNMENT AGENCY OBLIGATIONS-20.0%
600	M	Fannie Mae, 11/5/08		2.05	598,802
		Federal Farm Credit Bank:
300	M	10/9/08		.50	299,967
700	M	10/10/08		1.20	699,790
		Federal Home Loan Bank:
400	M	3/17/09		3.00	399,599
400	M	4/7/09		2.48	400,000
230	M	6/26/09		3.25	230,000
225	M	Freddie Mac, 10/17/08		2.68	225,090

Total Value of U.S. Government Agency Obligations (cost $2,853,248)					2,853,248

		BANKERS' ACCEPTANCES-12.2%
		Bank of America, NA:
473	M	12/16/08		2.70	470,296
171	M	2/13/09		2.88	169,461
500	M	Citibank, NA, 12/3/08		2.75	500,000
600	M	JPMorgan Chase & Co., Inc., 12/23/08		2.65	596,330

Total Value of Bankers' Acceptances (cost $1,736,087)					1,736,087

		FLOATING RATE NOTES-10.2%
100	M	Advanced Packaging Corp., 10/1/36 (LOC; Fifth Third Bank)	10.00	100,000
250	M	Federal Home Loan Bank, 11/26/08	2.58	249,986
300	M	General Electric Capital Corp., 4/30/09	2.90	300,127
500	M	Valdez Alaska Marine Terminal Rev., 12/1/33	3.90	500,000
300	M	Walt Disney Co., 9/10/09	2.92	300,166

Total Value of Floating Rate Notes (cost $1,450,279)		1,450,279

Total Value of Investments (cost $13,881,700)(b)	97.5%	13,881,700
Other Assets, Less Liabilities	2.5	355,492

Net Assets	100.0%	$14,237,192

* The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2008.

(a) Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2008, the Fund held nine Section 4(2) securities with an aggregate value of $3,713,795 representing 26.1% of the Fund's net assets.

(b) Aggregate cost for federal income tax purposes is the same.

Summery of Abbreviations:
 LOC Letter of Credit

Portfolio of Investments (unaudited)
DISCOVERY FUND
September 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS-89.7%
		Consumer Discretionary-13.3%
125,400	*	AnnTaylor Stores Corporation	$2,588,256
177,800		Callaway Golf Company	2,501,646
85,700	*	Goodyear Tire & Rubber Company	1,312,067
99,700		Interactive Data Corporation	2,514,434
164,900		Penske Automotive Group, Inc.	1,891,403
64,700		PetSmart, Inc.	1,598,737
81,200		Phillips Van-Heusen Corporation	3,078,292
157,600		Regal Entertainment Group - Class "A"	2,486,928

			17,971,763

		Consumer Staples-7.5%
37,875		Church & Dwight Company, Inc.	2,351,659
95,500		Flowers Foods, Inc.	2,803,880
69,200		Hormel Foods Corporation	2,510,576
47,500		J. M. Smucker Company	2,407,775

			10,073,890

		Energy-3.4%
42,900	*	Denbury Resources, Inc.	816,816
58,700	*	Plains Exploration & Production Company	2,063,892
19,700		St. Mary Land & Exploration Company	702,305
14,400	*	Whiting Petroleum Corporation	1,026,144

			4,609,157

		Financials-12.8%
8,427	*	Alleghany Corporation	3,075,855
100,800		American Financial Group, Inc.	2,973,600
406,200		Anworth Mortgage Asset Corporation (REIT)	2,404,704
87,400		Arthur J. Gallagher & Company	2,242,684
85,100		Harleysville Group, Inc.	3,216,780
349,000		MFA Mortgage Investments, Inc. (REIT)	2,268,500
37,200		Wilmington Trust Corporation	1,072,476

			17,254,599

		Health Care-14.5%
113,200	*	Endo Pharmaceuticals Holdings, Inc.	2,264,000
69,100	*	Invitrogen Corporation	2,611,980
124,200	*	K-V Pharmaceutical Company - Class "A"	2,820,582
63,600	*	Lincare Holdings, Inc.	1,913,724
67,900	*	Magellan Health Services, Inc.	2,787,974
106,800		PerkinElmer, Inc.	2,666,796
56,700		STERIS Corporation	2,130,786
48,800		West Pharmaceutical Services, Inc.	2,382,416

				19,578,258

			Industrials-12.6%
49,100			Alexander & Baldwin, Inc.	2,161,873
22,500		*	Alliant Techsystems, Inc.	2,113,650
26,400			Carlisle Companies, Inc.	791,208
54,900			Curtiss-Wright Corporation	2,495,205
21,000			Deluxe Corporation	302,190
167,800			Interface, Inc. - Class "A"	1,907,886
64,954		*	Kansas City Southern, Inc.	2,881,359
36,500			Pentair, Inc.	1,261,805
45,400			Robbins & Myers, Inc.	1,404,222
48,800			Woodward Governor Company	1,721,176

				17,040,574

			Information Technology-16.3%
95,600		*	Avnet, Inc.	2,354,628
162,000			AVX Corporation	1,650,780
50,200		*	Cabot Microelectronics Corporation	1,610,416
52,900		*	Checkpoint Systems, Inc.	995,578
247,700		*	Compuware Corporation	2,400,213
140,600		*	Convergys Corporation	2,078,068
186,500		*	Epicor Software Corporation	1,471,485
98,100			Fair Isaac Corporation	2,262,186
105,400		*	Sybase, Inc.	3,227,348
69,975		*	Varian Semiconductor Equipment Associates, Inc.	1,757,772
134,800		*	Verigy, Ltd.	2,194,544

				22,003,018

			Materials-2.7%
56,800			AptarGroup, Inc.	2,221,448
34,100			Innospec, Inc.	411,246
51,200		*	RTI International Metals, Inc.	1,001,472

				3,634,166

			Telecommunication Services-3.1%
165,700		*	Premiere Global Services, Inc.	2,329,742
52,775			Telephone & Data Systems, Inc. - Special Shares	1,894,623

				4,224,365

			Utilities-3.5%
134,100			CMS Energy Corporation	1,672,227
182,200		*	Dynegy, Inc. - Class "A"	652,276
98,000			Portland General Electric Company	2,318,680

				4,643,183

Total Value of Common Stocks (cost $119,538,494)				121,032,973

			SHORT-TERM INVESTMENTS-10.9%
			Money Market Fund
$14,680	M		First Investors Cash Reserve Fund, 2.16%	14,680,000
			(cost $14,680,000)**

Total Value of Investments (cost $134,218,494)	100.6%	135,712,973
Excess of Liabilities Over Other Assets	(.6)	(814,342)

Net Assets	100.0%	$134,898,631

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at September 30, 2008.

Summary of Abbreviations:
 REIT Real Estate Investment Trust

At September 30, 2008, the cost of investments for federal income tax purposes was $134,248,660. Accumulated net unrealized appreciation on investments was $1,464,313, consisting of $14,704,599 gross unrealized appreciation and $13,240,286 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2008

Principal
Amount		Security		Value

		MORTGAGE-BACKED CERTIFICATES-79.6%
		Fannie Mae-15.1%
$876	M	5%, 1/1/2035 - 7/1/2035		$855,152
934	M	5.5%, 10/1/2032 - 7/1/2034		934,334
836	M	6%, 2/1/2036 - 7/1/2037		847,704
445	M	9%, 6/1/2015 - 11/1/2026		492,476
241	M	11%, 10/1/2015		278,960

				3,408,626

		Freddie Mac-10.5%
2,164	M	6%, 8/1/2032 - 11/1/2037		2,196,142
183	M	6.5%, 12/1/2032		189,140

				2,385,282

		Government National Mortgage Association I Program-54.0%
1,910	M	5%, 3/15/2033 - 5/15/2034		1,877,791
5,041	M	5.5%, 2/15/2033 - 7/15/2038		5,057,777
2,968	M	6%, 11/15/2032 - 3/15/2038		3,019,711
1,155	M	6.5%, 7/15/2032 - 3/15/2038		1,188,679
1,002	M	7%, 1/15/2030 - 10/15/2032		1,059,671

				12,203,629

Total Value of Mortgage-Backed Certificates (cost $18,023,183)				17,997,537

		U.S. GOVERNMENT AGENCY OBLIGATIONS-11.0%
1,000	M	Federal Farm Credit Bank, 4.74%, 2015		992,974
1,000	M	Federal Home Loan Bank, 5%, 2014		1,000,154
500	M	Tennessee Valley Authority, 4.5%, 2018		489,785

Total Value of U.S. Government Agency Obligations (cost $2,509,507)				2,482,913

		U.S. GOVERNMENT OBLIGATIONS-3.9%
780	M	FDA Queens LP, 6.99%, 2017 (cost $887,021)	(a)	877,731

		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.8%
400	M	U.S. Treasury Bills, .695%, 10/16/08 (cost $399,884)		399,884

Total Value of Investments (cost $21,819,595)	96.3%	21,758,065
Other Assets, Less Liabilities	3.7	858,130

Net Assets	100.0%	$22,616,195

(a) Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2008, the Fund held one 144A security with a value of $877,731 representing 3.9% of the Fund's net assets.

At September 30, 2008, the cost of investments for federal income tax purposes was $21,819,595. Accumulated net unrealized depreciation on investments was $61,530, consisting of $128,030 gross unrealized appreciation and $189,560 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2008

Shares		Security	Value

		COMMON STOCKS-99.4%
		Consumer Discretionary-12.9%
33,900		BorgWarner, Inc.	$1,110,903
79,200		Brown Shoe Company, Inc.	1,297,296
61,000		CBS Corporation - Class "B"	889,380
58,200	*	CEC Entertainment, Inc.	1,932,240
48,600		Cinemark Holdings, Inc.	660,960
43,500	*	Coach, Inc.	1,089,240
33,700	*	Eddie Bauer Holdings, Inc.	180,295
22,100		Genuine Parts Company	888,641
31,700		H&R Block, Inc.	714,835
71,900		Home Depot, Inc.	1,861,491
16,600		J.C. Penney Company, Inc.	553,444
69,500	*	Jack in the Box, Inc.	1,466,450
62,900	*	Lincoln Educational Services Corporation	832,167
27,700		Luxottica Group SpA (ADR)	636,823
44,400		McDonald's Corporation	2,739,480
143,800	*	Morgans Hotel Group Company	1,568,858
32,600		Newell Rubbermaid, Inc.	562,676
15,600		Polo Ralph Lauren Corporation - Class "A"	1,039,584
79,700	*	Ruby Tuesday, Inc.	461,463
59,300		Staples, Inc.	1,334,250
31,400	*	Steiner Leisure Ltd.	1,079,532
163,370		Stewart Enterprises, Inc. - Class "A"	1,284,088
33,950	*	Viacom, Inc. - Class "B"	843,318
73,900		Wyndham Worldwide Corporation	1,160,969

			26,188,383

		Consumer Staples-13.0%
116,700		Altria Group, Inc.	2,315,328
40,000		Avon Products, Inc.	1,662,800
21,700	*	Chattem, Inc.	1,696,506
21,000		Coca-Cola Company	1,110,480
73,800		CVS Caremark Corporation	2,484,108
33,746		Kraft Foods, Inc. - Class "A"	1,105,182
151,900		Nu Skin Enterprises, Inc. - Class "A"	2,463,818
16,500		PepsiCo, Inc.	1,175,955
71,500		Philip Morris International, Inc.	3,439,150
25,400		Procter & Gamble Company	1,770,126
77,400		Safeway, Inc.	1,835,928
3,579		Tootsie Roll Industries, Inc.	103,469

78,000		Walgreen Company	2,414,880
47,200		Wal-Mart Stores, Inc.	2,826,808

			26,404,538

		Energy-8.1%
82,200	*	Cal Dive International, Inc.	871,320
27,500		ConocoPhillips	2,014,375
37,200		ExxonMobil Corporation	2,888,952
19,600		Marathon Oil Corporation	781,452
51,000		Noble Corporation	2,238,900
24,400		Sasol, Ltd. (ADR)	1,036,756
17,500		Schlumberger, Ltd.	1,366,575
57,900		Suncor Energy, Inc.	2,447,433
24,700		World Fuel Services Corporation	568,841
45,625		XTO Energy, Inc.	2,122,475

			16,337,079

		Financials-10.4%
17,500		American Express Company	620,025
36,500		Astoria Financial Corporation	756,645
30,000		Bank of America Corporation	1,050,000
59,900		Brookline Bancorp, Inc.	766,121
21,900		Capital One Financial Corporation	1,116,900
35,300		Citigroup, Inc.	724,003
32,400		Discover Financial Services	447,768
62,000		Financial Select Sector SPDR Fund	1,226,980
54,400	*	First Mercury Financial Corporation	775,200
16,400		Hartford Financial Services Group, Inc.	672,236
60,000		JPMorgan Chase & Company	2,802,000
29,757		KeyCorp	355,299
6,300		Merrill Lynch & Company, Inc.	159,390
49,400		Morgan Stanley	1,136,200
61,000		New York Community Bancorp, Inc.	1,024,190
89,800		NewAlliance Bancshares, Inc.	1,349,694
30,900		South Financial Group, Inc.	226,497
56,800		Sovereign Bancorp, Inc.	224,360
102,700		Sunstone Hotel Investors, Inc. (REIT)	1,386,450
65,000		U.S. Bancorp	2,341,300
19,900		Webster Financial Corporation	502,475
40,000		Wells Fargo & Company	1,501,200

			21,164,933

		Health Care-13.4%
45,000		Abbott Laboratories	2,591,100
30,500		Aetna, Inc.	1,101,355
15,300	*	Amgen, Inc.	906,831
32,800	*	Barr Pharmaceuticals, Inc.	2,141,840
7,600		Baxter International, Inc.	498,788
21,800		Becton, Dickinson & Company	1,749,668
19,000	*	Genentech, Inc.	1,684,920
57,700		Johnson & Johnson	3,997,456
16,800	*	Laboratory Corporation of America Holdings	1,167,600
24,300		Medtronic, Inc.	1,217,430
31,500		Merck & Company, Inc.	994,140
131,500		Pfizer, Inc.	2,424,860

44,000		Sanofi-Aventis (ADR)	1,446,280
42,400	*	St. Jude Medical, Inc.	1,843,976
27,900	*	Thermo Fisher Scientific, Inc.	1,534,500
53,500		Wyeth	1,976,290

			27,277,034

		Industrials-16.8%
25,000		3M Company	1,707,750
64,600	*	AAR Corporation	1,071,714
28,500		Alexander & Baldwin, Inc.	1,254,855
31,000	*	Allied Waste Industries, Inc.	344,410
41,100	*	Altra Holdings, Inc.	606,636
58,000		Armstrong World Industries, Inc.	1,676,200
27,500		Avery Dennison Corporation	1,223,200
32,900		Barnes Group, Inc.	665,238
32,100	*	BE Aerospace, Inc.	508,143
23,100		Burlington Northern Santa Fe Corporation	2,135,133
55,900		Chicago Bridge & Iron Company NV - NY Shares	1,075,516
30,500		Dover Corporation	1,236,775
26,300	*	Esterline Technologies Corporation	1,041,217
68,900		General Electric Company	1,756,950
40,300		Harsco Corporation	1,498,757
39,700		Honeywell International, Inc.	1,649,535
39,100		IDEX Corporation	1,212,882
42,600		Illinois Tool Works, Inc.	1,893,570
17,200		Lockheed Martin Corporation	1,886,324
68,600	*	Mobile Mini, Inc.	1,326,038
27,800		Northrop Grumman Corporation	1,683,012
36,762	*	PGT, Inc.	111,389
93,300		TAL International Group, Inc.	1,942,506
46,200		Textainer Group Holdings, Ltd.	701,778
32,025		Tyco International, Ltd.	1,121,515
44,500		United Technologies Corporation	2,672,670

			34,003,713

		Information Technology-17.3%
14,700	*	CACI International, Inc. - Class "A"	736,470
128,800	*	Cisco Systems, Inc.	2,905,728
62,700	*	Electronics for Imaging, Inc.	873,411
113,600	*	EMC Corporation	1,358,656
85,000	*	Entrust, Inc.	182,750
59,400		Harris Corporation	2,744,280
42,600		Hewlett-Packard Company	1,969,824
60,100		Intel Corporation	1,125,673
35,500		International Business Machines Corporation	4,152,080
62,000	*	Macrovision Solutions Corporation	953,560
125,100		Microsoft Corporation	3,338,919
40,300	*	NCI, Inc. - Class "A"	1,147,744
84,400		Nokia Corporation - Class "A" (ADR)	1,574,060
79,786	*	Parametric Technology Corporation	1,468,062
49,300		QUALCOMM, Inc.	2,118,421
26,800	*	SI International, Inc.	805,340
119,900	*	Symantec Corporation	2,347,642
120,900	*	TIBCO Software, Inc.	884,988

22,550		Tyco Electronics, Ltd.	623,733
27,000	*	ValueClick, Inc.	276,210
46,300		Western Union Company	1,142,221
29,572	*	Wright Express Corporation	874,148
61,600		Xilinx, Inc.	1,444,520

			35,048,440

		Materials-4.8%
61,500		Celanese Corporation - Series "A"	1,716,465
21,400		Freeport-McMoRan Copper & Gold, Inc.	1,216,590
40,600		Lubrizol Corporation	1,751,484
22,800		PPG Industries, Inc.	1,329,696
21,600		Praxair, Inc.	1,549,584
73,100		RPM International, Inc.	1,413,754
46,100		Temple-Inland, Inc.	703,486

			9,681,059

		Telecommunication Services-2.4%
77,400		AT&T, Inc.	2,161,008
81,500		Verizon Communications, Inc.	2,615,335

			4,776,343

		Utilities-.3%
25,000		Atmos Energy Corporation	665,500

Total Value of Common Stocks (cost $209,015,526)	99.4%	201,547,022
Other Assets, Less Liabilities	.6	1,214,857

Net Assets	100.0%	$202,761,879

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At September 30, 2008, the cost of investments for federal income tax purposes was $209,055,675. Accumulated net unrealized depreciation on investments was $7,508,653, consisting of $24,926,628 gross unrealized appreciation and $32,435,281 gross unrealized depreciation.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
September 30, 2008

Principal
Amount,
Shares
or
Warrents		Security				Value

		CORPORATE BONDS-89.1%
		Aerospace/Defense-4.3%
$725	M	Alliant Techsystems, Inc., 6.75%, 2016				$681,500
750	M	DRS Technologies, Inc., 6.875%, 2013				746,250
660	M	DynCorp International, LLC, 9.5%, 2013				646,800
190	M	GenCorp, Inc., 9.5%, 2013				188,100
625	M	L-3 Communications Corp., 7.625%, 2012				617,188

						2,879,838

		Automotive-5.1%
300	M	Accuride Corp., 8.5%, 2015				192,000
		Asbury Automotive Group, Inc.:
600	M	8%, 2014				424,500
250	M	7.625%, 2017				161,250
1,025	M	Avis Budget Car Rental, LLC, 7.75%, 2016				645,750
		General Motors Corp.:
500	M	7.7%, 2016				201,250
500	M	8.375%, 2033				202,500
750	M	Tenneco Automotive, Inc., 8.625%, 2014	(a)			600,000
925	M	United Auto Group, Inc., 7.75%, 2016				666,000
400	M	United Components, Inc., 9.375%, 2013				334,000

						3,427,250

		Chemicals-4.0%
		Huntsman, LLC:
250	M	11.625%, 2010				255,625
569	M	11.5%, 2012				583,225
625	M	Nell AF S.a.r.l., 8.375%, 2015	(a)	(b)		296,875
700	M	Newmarket Corp., 7.125%, 2016				675,500
500	M	Terra Capital, Inc., 7%, 2017				477,500
425	M	Westlake Chemical Corp., 6.625%, 2016				363,375

						2,652,100

		Consumer Non-Durables-1.1%
500	M	GFSI, Inc., 10.5%, 2011	(b)		(c)	452,500
375	M	Levi Strauss & Co., 9.75%, 2015				315,000

						767,500

		Energy-13.0%
725	M	Basic Energy Services, Inc., 7.125%, 2016				648,875
400	M	Calfrac Holdings, 7.75%, 2015	(b)			334,000
		Chesapeake Energy Corp.:
200	M	7.5%, 2014	(a)			192,500
500	M	6.375%, 2015				448,750
1,150	M	6.625%, 2016				1,037,875
500	M	Cimarex Energy Co., 7.125%, 2017				462,500
650	M	Compagnie Generale de Geophysique, 7.5%, 2015				624,000
625	M	Complete Production Services, Inc., 8%, 2016				596,875
200	M	Connacher Oil & Gas, Ltd. 10.25%, 2015	(b)			193,000
1,300	M	Delta Petroleum Corp., 7%, 2015				910,000
400	M	Hilcorp Energy I, LP, 9%, 2016	(b)			366,000
501	M	National Oilwell Varco, Inc., 6.125%, 2015				489,362
500	M	Pacific Energy Partners LP, 7.125%, 2014				491,991
		Petroplus Finance, Ltd.:
100	M	6.75%, 2014	(b)			85,000
550	M	7%, 2017	(b)			459,250
375	M	Plains Exploration & Production Co., 7.625%, 2018				333,750
400	M	Stallion Oilfield Services, Ltd., 9.75%, 2015	(b)			262,000
400	M	Stewart & Stevenson, LLC, 10%, 2014				352,000
510	M	Tesoro Corp., 6.25%, 2012				448,800

						8,736,528

		Financials-.2%
325	M	General Motors Acceptance Corp., 6.75%, 2014				124,859

		Food/Beverage/Tobacco-2.7%
1,250	M	Constellation Brands, Inc. , 7.25%, 2016				1,156,250
		Land O'Lakes, Inc.:
200	M	9%, 2010				205,000
42	M	8.75%, 2011				42,315
375	M	Southern States Cooperative, Inc., 10.5%, 2010	(b)			380,625

						1,784,190

		Food/Drug-1.1%
750	M	Ingles Markets, Inc., 8.875%, 2011				755,625

		Forest Products/Containers-2.8%
350	M	Jefferson Smurfit Corp., 8.25%, 2012				294,000
500	M	Packaging Dynamics Finance Corp., 10%, 2016	(b)			327,500
600	M	Sappi Papier Holding, AG, 6.75%, 2012	(b)			474,370
500	M	Tekni-Plex, Inc., 8.75%, 2013	(a)			385,000
475	M	Verso Paper Holdings, LLC, 6.551%, 2014			(c)	394,250

						1,875,120

		Gaming/Leisure-5.7%
750	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012				641,250
500	M	Isle of Capri Casinos, Inc., 7%, 2014	(a)			337,500
780	M	Mandalay Resort Group, 6.375%, 2011				643,500
1,040	M	MGM Mirage, Inc., 6.625%, 2015				728,000
200	M	Pinnacle Entertainment, Inc., 7.5%, 2015				149,000
1,255	M	Speedway Motorsports, Inc., 6.75%, 2013				1,185,975
500	M	Station Casinos, Inc., 6.875%, 2016				142,500

						3,827,725

		Health Care-9.3%
		Alliance Imaging, Inc.:
200	M	7.25%, 2012				183,000
450	M	7.25%, 2012				411,750
625	M	Community Health Systems, 8.875%, 2015				596,875
500	M	Cooper Companies, Inc., 7.125%, 2015				492,500
900	M	DaVita, Inc., 7.25%, 2015				859,500
520	M	Fisher Scientific International, Inc., 6.125%, 2015				502,575
600	M	Genesis Health Ventures, Inc., 9.75%, 2011		(d)	(e)	375
800	M	HCA, Inc., 6.75%, 2013				676,000
1,000	M	Omnicare, Inc., 6.875%, 2015				895,000
343	M	Res-Care, Inc., 7.75%, 2013				324,135
		Tenet Healthcare Corp.:
550	M	7.375%, 2013				503,250
250	M	9.25%, 2015	(a)			237,500
600	M	Universal Hospital Services, Inc., 6.303%, 2015			(c)	531,000

						6,213,460

		Housing-2.2%
320	M	Beazer Homes USA, Inc., 6.875%, 2015	(a)			200,000
900	M	Builders FirstSource, Inc., 7.054%, 2012			(c)	585,000
100	M	NTK Holdings, Inc., 0%-10.75%, 2014	(a)	(f)		43,500
220	M	Ply Gem Industries, Inc., 9%, 2012	(a)			121,000
500	M	Realogy Corp., 12.375%, 2015	(a)			172,500
		William Lyon Homes, Inc.:
500	M	7.625%, 2012	(a)			197,500
300	M	10.75%, 2013				130,500

						1,450,000

		Information Technology-3.2%
850	M	Belden CDT, Inc., 7%, 2017				760,750
500	M	Exodus Communications, Inc., 10.75%, 2009		(d)	(e)	313
		Freescale Semiconductor, Inc.:
750	M	9.125%, 2014				476,250
125	M	10.125%, 2016	(a)			80,625
500	M	Iron Mountain, Inc., 8%, 2020				482,500
		Sanmina - SCI Corp.:
125	M	5.569%, 2014	(b)		(c)	109,375
200	M	8.125%, 2016				171,000

					2,080,813

		Investment/Finance Companies-1.0%
700	M	LaBranche & Co., Inc., 11%, 2012			661,500

		Manufacturing-1.4%
260	M	Case New Holland, Inc., 7.125%, 2014			237,900
250	M	ESCO Corp., 8.625%, 2013	(b)		246,250
500	M	Terex Corp, 8%, 2017			457,500

					941,650

		Media-Broadcasting-3.2%
1,250	M	Block Communications, Inc., 8.25%, 2015	(b)		1,131,250
1	M	Canwest Media, Inc., 8%, 2012			336
600	M	LBI Media, Inc., 8.5%, 2017	(b)		399,000
320	M	Nexstar Finance Holding, LLC, 11.375%, 2013			266,858
224	M	Sinclair Broadcasting Group, Inc., 8%, 2012			216,720
		Young Broadcasting, Inc.:
476	M	10%, 2011			71,400
600	M	8.75%, 2014			90,000

					2,175,564

		Media-Cable TV-9.3%
1,255	M	Adelphia Communications Escrow Bond, 10.25%, 2011		(d)	56,475
850	M	Atlantic Broadband Finance, LLC, 9.375%, 2014			756,500
1,000	M	Cablevision Systems Corp., 8%, 2012			945,000
		Charter Communications Holdings, LLC:
2,000	M	10%, 2009			1,930,000
250	M	11.75%, 2011			146,250
		CSC Holdings, Inc.:
250	M	8.125%, 2009			248,125
125	M	6.75%, 2012			115,156
1,060	M	Echostar DBS Corp., 6.375%, 2011			977,850
1,000	M	Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011	(a)		910,000
200	M	Quebecor Media, Inc., 7.75%, 2016			176,000

					6,261,356

		Media-Diversified-3.1%
800	M	Cenveo, Inc., 7.875%, 2013			620,000
100	M	Deluxe Corp., 7.375%, 2015			85,500
1,125	M	Idearc, Inc., 8%, 2016			312,187
		MediaNews Group, Inc.:
375	M	6.875%, 2013			114,375
400	M	6.375%, 2014			122,000
650	M	R.H. Donnelley Corp., 8.875%, 2017			224,250
600	M	Universal City Development Partners, Ltd., 11.75%, 2010			581,250

					2,059,562

		Metals/Mining-1.5%
250	M	Metals USA, Inc., 11.125%, 2015			241,250
830	M	Russell Metals, Inc., 6.375%, 2014			752,188

					993,438

		Retail-General Merchandise-2.5%
650	M	GSC Holdings Corp., 8%, 2012			656,500
900	M	Neiman Marcus Group, Inc., 10.375%, 2015	(a)		758,250
500	M	Yankee Acquisition Corp., 9.75%, 2017	(a)		287,500

					1,702,250

		Services-6.7%
		Allied Waste NA, Inc.:
200	M	7.875%, 2013			199,500
1,000	M	7.375%, 2014	(a)		977,500
750	M	6.875%, 2017			701,250
550	M	Ashtead Capital, Inc., 9%, 2016	(b)		475,750
550	M	First Data Corp., 9.875%, 2015	(b)		432,437
		United Rentals, Inc.:
323	M	6.5%, 2012			271,530
650	M	7%, 2014			458,250
1,000	M	Waste Services, Inc., 9.5%, 2014			985,000

					4,501,217

		Telecommunications-.9%
750	M	Citizens Communications Co., 7.125%, 2019			600,000

		Transportation-.9%

600	M		Roadway Corp., 8.25%, 2008			595,500

			Utilities-1.8%
750	M		Dynegy Holdings, Inc., 7.75%, 2019			603,750
625	M		NRG Energy, Inc., 7.375%, 2017			570,313

						1,174,063

			Wireless Communications-2.1%
1,000	M		Nextel Communications, Inc., 5.95%, 2014			670,708
800	M		Rogers Wireless, Inc., 6.375%, 2014			765,962

						1,436,670

Total Value of Corporate Bonds (cost $73,127,263)						59,677,778

			COMMON STOCKS-2.0%
			Media-Broadcasting-.2%
32,500			Sinclair Broadcasting Group, Inc.			163,800

			Media-Cable TV-1.0%
1,253,066		*	Adelphia Recovery Trust			53,255
25,815		*	Time Warner Cable, Inc. - Class "A"			624,723

						677,978

			Media-Diversified-.4%
2,500		*	MediaNews Group, Inc. - Class "A"		(e)	234,375

			Telecommunications-.4%
25,000			Frontier Communications Corp.			287,500
3		*	Viatel Holding (Bermuda), Ltd.		(e)	11
5,970		*	World Access, Inc.			3

						287,514

Total Value of Common Stocks (cost $1,943,105)						1,363,667

			WARRANTS-.0%
			Telecommunication Services
250		*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)	(b)	(e)	-

			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS(g)-6.0%
$2,000	M		Federal Home Loan Bank, 2.59%, 11/24/08			1,994,200
2,000	M		Federal Home Loan Mortgage Corp., 2.69%, 12/23/08			1,998,400

Total Value of Short-term U.S. Government Agency Obligations (cost $3,992,600)						3,992,600

			SHORT-TERM INVESTMENTS-4.9%
			Money Market Fund
3,285	M		First Investors Cash Reserve Fund, 2.16% (cost $3,285,000) (h)			3,285,000

			REPURCHASE AGREEMENTS(g)-3.1%
1,037	M		Barclays Bank PLC, 2%, dated 9/30/08, to be repurchased
at $1,037,058 on 10/1/08 (collateralized by Freddie Mac, 4.875%,
			2/9/10, valued at $1,057,384)			1,037,000
1,000	M		Deutsche Bank, 2%, dated 9/30/08, to be repurchased
			at $1,000,056 on 10/1/08 (collateralized by Freddie Mac,
			10/31/08 valued at $1,020,694)			1,000,000

Total Value of Repurchase Agreements (cost $2,037,000)						2,037,000

			SHORT-TERM TAX EXEMPT INVESTMENTS-2.3%
			Adjustable Rate Notes(i)-1.1%
500	M		Bay Area Toll Auth., CA Toll Brdg. Rev. Bonds, 7.68%, 2045			499,023
250	M		Harris County, TX Health Facs. Dev. Corp. Hosp. Rev. Bonds, 7.94%, 2047			249,479

						748,502

			Auction Rate Securities(j)-1.2%
475	M		New York State Twy. Auth. Svc. Contract Rev., 3.732%, 2021			475,000
350	M		Winter Park, FL Elec. Rev., 6.51%, 2034			350,000

						825,000

Total Value of Short-Term Tax Exempt Investments (cost $1,573,502)		1,573,502

Total Value of Investments (cost $85,981,057)	107.4%	71,929,547
Excess of Liabilities Over Other Assets	(7.4)	(4,960,183)

Net Assets	100.0%	$66,969,364

* Non-income producing

(a) Loaned security; a portion or all of the security is on loan as of September 30, 2008.

(b) Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2008, the Fund held eighteen 144A securities with an aggregate value of $6,425,182 representing 9.6% of the Fund's net assets.

(c) Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on September 30, 2008.

(d) In default as to principal and/or interest payment.

(e) Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30, 2008, the Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of $235,074 representing .4% of the Fund's net assets.

(f) Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

(g) Collateral for securities loaned.

(h) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at September 30, 2008.

(i) Interest rates on adjustable rate notes are determined and reset periodically by the issuer and are the rates in effect at September 30, 2008.

(j) Interest Rates on auction rate securities are determined and reset periodically by the issuer and are the rates in effect at September 30, 2008.

At September 30, 2008, the cost of investments for federal income tax purposes was $85,981,057. Accumulated net unrealized depreciation on investments was $14,051,510, consisting of $217,455 gross unrealized appreciation and $14,268,965 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS-96.2%
		United Kingdom-23.3%
78,900		AMEC PLC	$907,348
84,625		BG Group PLC	1,538,722
105,147		BHP Billiton PLC	2,388,165
186,537		British American Tobacco PLC	6,105,636
98,158		Diageo PLC	1,678,843
10,500		HSBC Holdings PLC (ADR)	848,715
91,465		Imperial Tobacco Group PLC	2,943,669
40,559		Reckitt Benckiser Group PLC	1,971,571
86,640		Standard Chartered PLC	2,137,324
1,500		Standard Chartered PLC	35,948
513,348		Tesco PLC	3,579,539
16,900		Xstrata PLC	528,040

			24,663,520

		India-9.9%
104,007	*	Bharti Airtel, Ltd.	1,764,108
40,235		HDFC Bank, Ltd. (ADR)	3,417,963
41,500		Housing Development Finance Corporation, Ltd.	1,930,009
6,700		Infosys Technologies, Ltd.	203,764
8,800		Infosys Technologies, Ltd. (ADR)	293,128
357,200		ITC, Ltd.	1,448,454
49,404		United Spirits, Ltd.	1,351,528

			10,408,954

		United States-7.0%
102,200		Philip Morris International, Inc.	4,915,820
22,800	*	Transocean, Inc.	2,504,352

			7,420,172

		Japan-7.0%
89,200		Millea Holdings, Inc.	3,280,733
38,100		Mitsubishi Corporation	796,194
2,700		Nintendo Company, Ltd.	1,147,319
52,200		Secom Company, Ltd.	2,178,421

			7,402,667

		Switzerland-6.4%
445		Lindt & Spruengli AG	1,087,878
75,360		Nestle SA - Registered	3,265,443

15,408	Roche Holding AG - Genusscheine	2,418,344

		6,771,665

	Spain-6.4%
173,320	Enagas	3,729,094
59,400	Red Electrica Corporacion SA	3,017,968

		6,747,062

	Brazil-5.3%
126,125	Banco Itau Holding Financeira SA (ADR)	2,207,188
47,635	Petroleo Brasileiro SA - Petrobras (ADR)	2,093,558
54,008	Souza Cruz SA	1,260,219

		5,560,965

	Netherlands-4.4%
34,277	Core Laboratories NV	3,472,946
42,210	Unilever NV-CVA	1,185,508

		4,658,454

	Canada-4.2%
41,700	Canadian Natural Resources, Ltd.	2,852,559
38,444	Suncor Energy, Inc.	1,627,868

		4,480,427

	France-3.9%
13,820	Air Liquide SA	1,515,205
20,700	Essilor International SA	1,031,557
25,746	Total SA	1,560,571

		4,107,333

	Australia-3.6%
116,800	Coca-Cola Amatil, Ltd.	778,414
104,312	Incitec Pivot, Ltd.	417,165
57,126	Woolworths, Ltd.	1,256,061
55,468	WorleyParsons, Ltd.	1,369,449

		3,821,089

	Germany-3.0%
25,500	RWE AG	2,441,820
7,400	Siemens AG - Registered	694,468

		3,136,288

	Netherlands Antilles-2.9%
2,537	Schlumberger, Ltd.	194,375
37,000	Schlumberger, Ltd. (ADR)	2,889,330

		3,083,705

	Mexico-2.5%
34,424	America Movil SAB de CV (ADR) - Series "L"	1,595,897
28,700	Fomento Economico Mexicano, SAB de CV (ADR)	1,094,618

		2,690,515

	Hong Kong-1.7%
49,300	HSBC Holdings PLC	787,411
38,170	Jardine Matheson Holdings, Ltd.	997,170

		1,784,581

		Denmark-1.5%
31,187		Novo Nordisk A/S - Series "B"	1,613,214

		Norway-1.4%
163,313		Orkla ASA	1,493,378

		China-1.2%
1,145,283		CNOOC, Ltd.	1,286,689

		Italy-.6%
164,815		Maire Tecnimont SpA	583,469

Total Value of Common Stocks (cost $105,679,151)			101,714,147

		SHORT-TERM INVESTMENTS-1.6%
		Money Market Fund
$1,665	M	First Investors Cash Reserve Fund, 2.16%	1,665,000
		(cost $1,665,000)**

Total Value of Investments (cost $107,344,151)	97.8%	103,379,147
Other Assets, Less Liabilities	2.2	2,342,231

Net Assets	100.0%	$105,721,378

* Non-income producing

** Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at September 30, 2008.

Summary of Abbreviations:
ADR American Depositary Receipts

At September 30, 2008, the cost of investments for federal income tax purposes was $107,357,729. Accumulated net unrealized depreciation on investments was $3,978,582, consisting of $5,953,080 gross unrealized appreciation and $9,931,662 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2008

Principal
Amount
or
Shares		Security		Value

		CORPORATE BONDS-77.5%
		Automotive-2.9%
$1,000	M	Daimler Chrysler NA Holdings Corp., 6.5%, 2013		$976,926

		Chemicals-1.7%
300	M	Air Products & Chemicals, Inc., 4.125%, 2010		299,269
300	M	Cabot Corp., 5.25%, 2013	(a)	298,150

				597,419

		Consumer Durables-.9%
35	M	Black & Decker Corp., 5.75%, 2016		318,078

		Consumer Non-Durables-.9%
300	M	Newell Rubbermaid, Inc., 6.75%, 2012		303,324

		Energy-10.0%
300	M	Canadian Natural Resources, Ltd., 5.9%, 2018		264,493
150	M	Kinder Morgan Finance Co., 5.35%, 2011		142,500
200	M	Nabors Industries, Inc., 6.15%, 2018	(a)	191,015
300	M	Nexen, Inc., 5.05%, 2013		275,712
300	M	Northern Border Pipeline Co., 7.1%, 2011		306,711
269	M	Pacific Energy Partners LP, 7.125%, 2014		264,691
800	M	Rockies Express Pipeline, LLC, 6.25%, 2013	(a)	789,974
700	M	Spectra Energy Capital, LLC, 6.2%, 2018		647,865
200	M	Suncor Energy, Inc., 6.85%, 2039		174,363
400	M	TransOcean, Inc., 6%, 2018		373,974

				3,431,298

		Financial Services-11.4%
375	M	Amvescap PLC, 5.375%, 2013		345,028
800	M	Citigroup, Inc., 5.5%, 2013		698,962
650	M	CoBank, ACB, 7.875%, 2018	(a)	626,991
200	M	Compass Bank, 6.4%, 2017		176,302
300	M	Fleet Capital Trust II, 7.92%, 2026		298,065
300	M	Hibernia Corp., 5.35%, 2014		249,318
360	M	Independence Community Bank Corp., 4.9%, 2010		277,142
100	M	National City Bank of Pennsylvania, 7.25%, 2011		60,301
400	M	Royal Bank of Scotland Group PLC, 5%, 2014		393,188
		SunTrust Banks, Inc.:
400	M	7.25%, 2018		354,880
445	M	5.853%, 2049		244,904
200	M	Wachovia Corp., 5.5%, 2013		165,624

				3,890,705

		Financials-6.1%
		American General Finance Corp.:
125	M	8.125%, 2009		83,854
200	M	6.9%, 2017		92,859
355	M	ERAC USA Finance Enterprise Co., 8%, 2011	(a)	363,368
252	M	Ford Motor Credit Co., 9.75%, 2010		180,775
400	M	Lehman Brothers Holdings, Inc., 5.625%, 2013	(b)	52,000

800	M	Merrill Lynch & Co., 5.45%, 2013		721,332
900	M	Morgan Stanley, 6.625%, 2018		596,534

				2,090,722

		Food/Beverage/Tobacco-3.1%
350	M	Bunge Limited Finance Corp., 5.875%, 2013		342,529
200	M	Cargill, Inc., 6%, 2017	(a)	188,497
150	M	ConAgra Foods, Inc., 6.75%, 2011		155,613
400	M	Philip Morris International, Inc., 5.65%, 2018		370,401

				1,057,040

		Food/Drug-1.5%
300	M	Kroger Co., 6.75%, 2012		307,352
200	M	Safeway, Inc., 6.5%, 2011		206,200

				513,552

		Gaming/Leisure-.3%
125	M	MGM Mirage, Inc., 8.5%, 2010		115,625

		Health Care-1.0%
350	M	Fisher Scientific International, Inc., 6.75%, 2014		342,987

		Housing-.7%
250	M	D.R. Horton, Inc., 8%, 2009		247,188

		Industrials-.9%
310	M	Harley-Davidson Funding Corp., 6.8%, 2018	(a)	290,768

		Information Technology-.7%
250	M	Xerox Corp., 6.875%, 2011		252,060

		Manufacturing-2.6%
250	M	Briggs & Stratton Corp., 8.875%, 2011		246,250
300	M	Crane Co., 6.55%, 2036		274,081
123	M	Hanson Australia Funding, Ltd., 5.25%, 2013		115,103
100	M	Hanson PLC, 7.875%, 2010		104,961
125	M	Ingersoll-Rand Co., 9%, 2021		145,320

				885,715

		Media-Broadcasting-1.6%
250	M	Comcast Cable Communications, Inc., 7.125%, 2013		252,678
300	M	Cox Communications, Inc., 4.625%, 2013		277,608

				530,286

		Media-Diversified-9.2%
450	M	Time Warner, Inc., 6.875%, 2012		446,522
400	M	Dun & Bradstreet Corp., 6%, 2013		397,596
200	M	McGraw-Hill Cos., Inc., 5.9%, 2017		198,544
800	M	News America, Inc., 5.3%, 2014		761,454
500	M	Thomson Reuters Corp., 5.95%, 2013		499,925
		Time Warner Cable, Inc.:
570	M	6.2%, 2013		553,542
300		6.75%, 2018		280,665

				3,138,248

		Metals/Mining-2.3%
200	M	Alcoa, Inc., 6%, 2012		201,108
666	M	ArcelorMittal, 6.125%, 2018	(a)	591,184

				792,292

		Real Estate Investment Trusts-1.4%
270	M	AvalonBay Communities, Inc., 7.5%, 2010		280,394
185	M	Duke Weeks Realty Corp., 7.75%, 2009		185,446

				465,840

		Telecommunications-6.4%
1,000	M	Deutsche Telekom International Finance BV, 5.875%, 2013		956,010
250	M	GTE Corp., 6.84%, 2018		236,460
300	M	SBC Communications, Inc., 6.25%, 2011		303,363

250	M	Sprint Capital Corp., 6.375%, 2009		245,034
200	M	Verizon New York, Inc., 6.875%, 2012		200,146
250	M	Vodafone AirTouch PLC, 7.75%, 2010		257,753

				2,198,766

		Transportation-2.7%
500	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		467,173
500	M	Union Pacific Corp., 5.7%, 2018		466,499

				933,672

		Utilities-8.0%
750	M	E. ON International Finance BV, 5.8%, 2018	(a)	718,109
400	M	Entergy Gulf States, Inc., 5.25%, 2015		369,022
218	M	Great River Energy Co., 5.829%, 2017	(a)	221,094
		NiSource Finance Corp.:
600	M	7.875%, 2010		617,404
400	M	6.15%, 2013		387,536
100	M	OGE Energy Corp., 5%, 2014		89,033
305	M	Public Service Electric & Gas Co., 6.75%, 2016		318,243

				2,720,441

		Waste Management-1.2%
100	M	Allied Waste NA, Inc., 5.75%, 2011		96,250
300	M	Waste Management, Inc., 6.875%, 2009		300,900

				397,150

Total Value of Corporate Bonds (cost $28,919,840)				26,490,102

		U.S. GOVERNMENT AGENCY OBLIGATIONS-8.3%
500	M	Fannie Mae, 4.02%, 2015		486,376
925	M	Federal Farm Credit Bank, 5.37%, 2018		915,382
		Federal Home Loan Bank:
465	M	4.01%, 2013		459,753
600	M	4.025%, 2013		593,623
400	M	4.05%, 2013		392,222

Total Value of U.S. Government Agency Obligations (cost $2,845,793)				2,847,356

		U.S. GOVERNMENT OBLIGATIONS-5.9%
250	M	FDA Queens LP, 6.99%, 2017	(a)	280,874
		U.S. Treasury Note:
500	M	3.125%, 2013		503,985
1,200	M	4%, 2018		1,217,438

Total Value of U.S. Government Obligations (cost $2,054,663)				2,002,297

		PREFERRED STOCKS-2.7%
		Financial Services
35,000	M	Citigroup, Inc., 8.125%, 2049 - Series "AA"		577,500
400,000	M	JPMorgan Chase & Co., 7.9%, 2049		337,652

Total Value of Preferred Stocks (cost $1,265,053)				915,152

		MUNICIPAL BONDS-.6%
$245	M	Tobacco Settlement Fin. Auth. West Virginia
		Series "A", 7.467%, 2047 (cost $245,000)		210,345

		PASS THROUGH CERTIFICATES-.4%
		Transportation
52	M	American Airlines, Inc., 7.377%, 2019		25,618
154	M	Continental Airlines, Inc., 8.388%, 2020		121,717

Total Value of Pass Through Certificates (cost $207,159)				147,335

		SHORT-TERM INVESTMENTS-1.4%
		Money Market Fund
475	M	First Investors Cash Reserve Fund, 2.16% (cost $475,000)	(c)	475,000

		SHORT-TERM TAX EXEMPT INVESTMENTS-.9%
		Adjustable Rate Notes(d)

200	M	Bay Area Toll Auth., CA Toll Brdg. Rev. Bonds, 7.68%, 2045	199,609
100	M	Harris County TX Health Facs. Dev. Corp., Rev. Bonds, 7.94%, 2047	99,791

Total Value of Short-Term Tax Exempt Investments (cost $299,400)			299,400

Total Value of Investments (cost $36,311,908)	97.7%	33,386,987
Other Assets, Less Liabilities	2.3	788,025

Net Assets	100.0%	$34,175,012

(a) Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2008, the Fund held eleven 144A securities with an aggregate value of $4,560,024 representing 13.3% of the Fund's net assets.

(b) In default as to principal and/or interest payment

(c) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at September 30, 2008.

(d) Interest rates on adjustable rate notes are determined and reset periodically by the issuer and are the rates in effect at September 30, 2008.

At September 30, 2008, the cost of investments for federal income tax purposes was $36,311,908. Accumulated net unrealized depreciation on investments was $2,924,921, consisting of $41,973 gross unrealized appreciation and $2,966,894 gross unrealized depreciation.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2008

Shares		Security	Value

		COMMON STOCKS-97.9%
		Consumer Discretionary-11.1%
11,000	*	Aeropostale, Inc.	$353,210
5,000	*	Apollo Group, Inc. - Class "A"	296,500
8,300		Guess?, Inc.	288,757
4,900		McDonald's Corporation	302,330

			1,240,797

		Consumer Staples-8.6%
5,400		Church & Dwight Company, Inc.	335,286
4,200		Colgate-Palmolive Company	316,470
5,200		Wal-Mart Stores, Inc.	311,428

			963,184

		Energy-10.0%
2,900		ExxonMobil Corporation	225,214
2,355		Hess Corporation	193,298
4,600	*	National-Oilwell Varco, Inc.	231,058
3,395		Noble Energy, Inc.	188,728
4,000		Occidental Petroleum Corporation	281,800

			1,120,098

		Financials-12.3%
4,700		Assurant, Inc.	258,500
5,775		JPMorgan Chase & Company	269,693
20,215		KeyCorp	241,367
8,600	*	NASDAQ OMX Group, Inc.	262,902
10,200		Raymond James Financial, Inc.	336,396

			1,368,858

		Health Care-19.1%
4,000		Becton, Dickinson & Company	321,040
3,800	*	Cephalon, Inc.	294,462
4,400	*	Express Scripts, Inc.	324,808
1,095	*	Intuitive Surgical, Inc.	263,873
9,600		Omnicare, Inc.	276,192
7,100	*	OSI Pharmaceuticals, Inc.	349,959
5,400	*	Varian Medical Systems, Inc.	308,502

			2,138,836

		Industrials-13.0%
5,300	*	AGCO Corporation	225,833

3,600		Danaher Corporation	249,840
6,300		Dover Corporation	255,465
3,800	*	Jacobs Engineering Group, Inc.	206,378
4,200		Norfolk Southern Corporation	278,082
3,900		United Technologies Corporation	234,234

			1,449,832

		Information Technology-19.4%
6,400		Amphenol Corporation - Class "A"	256,896
8,700	*	BMC Software, Inc.	249,081
6,700		Hewlett-Packard Company	309,808
2,600		International Business Machines Corporation	304,096
12,167	*	Juniper Networks, Inc.	256,359
13,335		National Semiconductor Corporation	229,495
17,500	*	Parametric Technology Corporation	322,000
5,700		QUALCOMM, Inc.	244,929

			2,172,664

		Materials-2.4%
5,000		Sigma-Aldrich Corporation	262,100

		Utilities-2.0%
3,400		FirstEnergy Corporation	227,766

Total Value of Common Stocks (cost $11,428,748)	97.9%	10,944,135
Other Assets, Less Liabilities	2.1	232,450

Net Assets	100.0%	11,176,585

* Non-income producing

At September 30, 2008, the cost of investments for federal income tax purposes was $11,434,655. Accumulated net unrealized depreciation on investments was $490,520, consisting of $482,868 gross unrealized appreciation and $973,388 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
September 30, 2008

Principal			Effective
Amount		Security	Yield +	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--71.5%
		Agency For International Development - Israel:
$1,303	M	8/15/2010	1.99%	$1,255,485
495	M	9/15/2010	2.01	475,997
		Fannie Mae:
1,260	M	8/7/2010	2.23	1,209,328
800	M	12/15/2010	2.39	759,166
1,100	M	Freddie Mac, 9/15/2010	2.25	1,052,864
500	M	Government Trust Certificate - Israel Trust, 11/15/2010	2.11	478,146
2,031	M	Government Trust Certificate - Turkey Trust, 11/15/2010	2.11	1,942,231
1,600	M	Resolution Funding Corporation, 1/15/2011	2.06	1,526,576
1,250	M	Tennessee Valley Authority, 11/1/2010	2.28	1,192,360

Total Value of U.S. Government Agency Zero Coupon Obligations (cost $9,087,986)				9,892,153

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--29.4%
4,230	M	U.S. Treasury Strips, 11/15/2010 (cost $3,671,710)	1.87	4,066,422

Total Value of Investments (cost $12,759,696)	100.9%	13,958,575
Excess of Liabilities Over Other Assets	(.9)	(117,094)

Net Assets	100.0%	$13,841,481

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2008.

At September 30, 2008, the cost of investments for federal income tax purposes was $12,759,696. Accumulated net unrealized appreciation on investments was $1,198,879, consisting of entirely of unrealized appreciation.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2008

Principal			Effective
Amount		Security	Yield +	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--53.6%
		Agency For International Development - Israel:
$698	M	9/15/2015	3.86%	$535,090
2,784	M	11/15/2015	3.92	2,111,906
300	M	3/15/2016	3.98	223,547
		Fannie Mae:
243	M	8/12/2015	4.05	184,525
600	M	9/23/2015	4.11	451,661
4,643	M	11/15/2015	4.16	3,462,206
650	M	Federal Judiciary Office Building, 2/15/2015	3.77	512,333
		Freddie Mac:
550	M	3/15/2015	4.01	425,520
1,760	M	9/15/2015	4.10	1,326,764
625	M	1/15/2016	4.18	462,403
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	3.90	162,553
		International Bank for Reconstruction &
200	M	Development, 2/15/2015	4.08	154,616
		Resolution Funding Corporation:
3,957	M	10/15/2015	3.81	3,032,946
320	M	1/15/2016	3.86	242,074
2,000	M	Tennessee Valley Authority, 11/1/2015	4.13	1,497,240

Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,383,963)				14,785,384

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--46.3%
16,625	M	U.S. Treasury Strips, 11/15/2015 (cost $11,462,970)	3.71	12,798,191

Total Value of Investments (cost $24,846,933)	99.9%	27,583,575
Other Assets, Less Liabilities	.1	12,286

Net Assets	100.0%	$27,595,861

+ The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2008.

At September 30, 2008, the cost of investments for federal income tax purposes was $24,860,700. Accumulated net unrealized appreciation on investments was $2,722,875, consisting of entirely of unrealized appreciation.

Portfolio of Investments (unaudited)
VALUE FUND
September 30, 2008

Shares
or
Principal
Amount	Security	Value

	COMMON STOCKS-96.5%
	Consumer Discretionary-12.6%
27,400	bebe stores, inc.	$267,698
5,500	Best Buy Company, Inc.	206,250
13,300	Bob Evans Farms, Inc.	362,957
12,200	Carnival Corporation	431,270
11,900	CBS Corporation - Class "B"	173,501
20,700	Cinemark Holdings, Inc.	281,520
28,600	Family Dollar Stores, Inc.	677,820
12,700	Gannett Company, Inc.	214,757
10,900	Genuine Parts Company	438,289
14,000	H&R Block, Inc.	315,700
21,100	Home Depot, Inc.	546,279
8,000	J.C. Penney Company, Inc.	266,720
19,700	Leggett & Platt, Inc.	429,263
11,100	Lowe's Companies, Inc.	262,959
2,000	Magna International, Inc. - Class "A"	102,380
20,100	Marine Products Corporation	166,830
12,400	McDonald's Corporation	765,080
22,300	New York Times Company - Class "A"	318,667
11,800	Newell Rubbermaid, Inc.	203,668
26,600	Pearson PLC (ADR)	289,940
24,600	Ruby Tuesday, Inc.	142,434
17,000	Staples, Inc.	382,500
13,500	Tiffany & Company	479,520
43,700	Time Warner, Inc.	572,907
28,000	Walt Disney Company	859,320
8,580	Wyndham Worldwide Corporation	134,792

		9,293,021

	Consumer Staples-17.6%
18,700	Anheuser-Busch Companies, Inc.	1,213,256
15,800	Avon Products, Inc.	656,806
18,400	Coca-Cola Company	972,992
13,400	ConAgra Foods, Inc.	260,764
6,119	Del Monte Foods Company	47,727
10,200	Diageo PLC (ADR)	702,372
7,000	Estee Lauder Companies, Inc. - Class "A"	349,370
7,600	Fomento Economico Mexicano SA de CV (ADR)	289,864
5,559	General Mills, Inc.	382,014
12,100	H.J. Heinz Company	603,911
20,100	Hershey Company	794,754
13,100	Kimberly-Clark Corporation	849,404

35,300	Kraft Foods, Inc. - Class "A"	1,156,075
6,400	McCormick & Company, Inc.	246,080
15,000	PepsiAmericas, Inc.	310,800
3,000	PepsiCo, Inc.	213,810
14,700	Philip Morris International, Inc.	707,070
6,700	Ruddick Corporation	217,415
7,800	Safeway, Inc.	185,016
37,500	Sara Lee Corporation	473,625
9,000	UST, Inc.	598,860
16,700	Walgreen Company	517,032
20,600	Wal-Mart Stores, Inc.	1,233,734

		12,982,751

	Energy-8.3%
10,800	Anadarko Petroleum Corporation	523,908
10,800	BP PLC (ADR)	541,836
12,812	Chevron Corporation	1,056,734
12,900	ConocoPhillips	944,925
6,600	Diamond Offshore Drilling, Inc.	680,196
2,300	Hess Corporation	188,784
22,400	Marathon Oil Corporation	893,088
11,700	Royal Dutch Shell PLC - Class "A" (ADR)	690,416
11,600	Tidewater, Inc.	642,176

		6,162,063

	Financials-19.3%
4,000	ACE, Ltd.	216,520
8,300	Allstate Corporation	382,796
9,700	Aon Corporation	436,112
10,000	Aspen Insurance Holdings, Ltd.	275,000
34,800	Bank Mutual Corporation	394,980
20,055	Bank of America Corporation	701,925
20,273	Bank of New York Mellon Corporation	660,494
15,179	Brookfield Asset Management, Inc. - Class "A"	416,512
5,594	Capital One Financial Corporation	285,294
9,622	Chubb Corporation	528,247
12,422	Cincinnati Financial Corporation	353,282
21,600	Citigroup, Inc.	443,016
10,000	Comerica, Inc.	327,900
6,900	EMC Insurance Group, Inc.	203,412
8,600	Erie Indemnity Company - Class "A"	363,522
19,100	First Potomac Realty Trust (REIT)	328,329
19,100	Hudson City Bancorp, Inc.	352,395
16,100	Invesco, Ltd.	337,778
42,800	Investors Real Estate Trust (REIT)	478,932
21,700	JPMorgan Chase & Company	1,013,390
12,800	KeyCorp	152,832
10,632	Lincoln National Corporation	455,156
9,600	Merrill Lynch & Company, Inc.	242,880
11,900	Morgan Stanley	273,700
25,700	NewAlliance Bancshares, Inc.	386,271
26,400	People's United Financial, Inc.	508,200
10,300	Plum Creek Timber Company, Inc. (REIT)	513,558

9,400	PNC Financial Services Group, Inc.	702,180
10,700	Protective Life Corporation	305,057
20,628	Regions Financial Corporation	198,029
3,700	State Street Corporation	210,456
7,400	SunTrust Banks, Inc.	332,926
25,600	U-Store-It Trust (REIT)	314,112
7,400	Waddell & Reed Financial, Inc. - Class "A"	183,150
20,000	Wells Fargo & Company	750,600
22,600	Westfield Financial, Inc.	232,780

		14,261,723

	Health Care-6.4%
15,700	Abbott Laboratories	904,006
6,125	Covidien, Ltd.	329,280
12,100	GlaxoSmithKline PLC (ADR)	525,866
20,300	Johnson & Johnson	1,406,384
10,900	Novartis AG (ADR)	575,956
38,300	Pfizer, Inc.	706,252
14,300	Schering-Plough Corporation	264,121

		4,711,865

	Industrials-10.5%
8,400	3M Company	573,804
900	Alexander & Baldwin, Inc.	39,627
6,400	Armstrong World Industries, Inc.	184,960
12,400	Avery Dennison Corporation	551,552
16,000	Dover Corporation	648,800
7,200	General Dynamics Corporation	530,064
32,200	General Electric Company	821,100
15,000	Honeywell International, Inc.	623,250
5,100	Hubbell, Inc. - Class "B"	178,755
13,300	Illinois Tool Works, Inc.	591,185
7,000	ITT Corporation	389,270
8,170	Lawson Products, Inc.	225,901
6,500	Norfolk Southern Corporation	430,365
14,500	Pitney Bowes, Inc.	482,270
9,300	Textainer Group Holdings, Ltd.	141,267
6,625	Tyco International, Ltd.	232,008
10,000	United Parcel Service, Inc. - Class "B"	628,900
22,500	Werner Enterprises, Inc.	488,475

		7,761,553

	Information Technology-7.1%
16,300	Automatic Data Processing, Inc.	696,825
20,500	AVX Corporation	208,895
7,900	Bel Fuse, Inc. - Class "B"	224,913
18,200	Hewlett-Packard Company	841,568
12,700	Intel Corporation	237,871
2,800	International Business Machines Corporation	327,488
35,700	Methode Electronics, Inc.	319,158
26,500	Microsoft Corporation	707,285
16,250	Molex, Inc.	364,813
28,700	Motorola, Inc.	204,918
21,000	Nokia Corporation - Class "A" (ADR)	391,650

11,400	Texas Instruments, Inc.	245,100
10,125	Tyco Electronics, Ltd.	280,058
7,500	Xilinx, Inc.	175,875

		5,226,417

	Materials-7.2%
7,700	Air Products & Chemicals, Inc.	527,373
14,800	Alcoa, Inc.	334,184
8,400	Bemis Company, Inc.	219,408
6,000	Compass Minerals International, Inc.	314,340
23,300	Dow Chemical Company	740,474
22,300	DuPont (E.I.) de Nemours & Company	898,690
15,700	Glatfelter	212,578
10,500	Lubrizol Corporation	452,970
11,600	MeadWestvaco Corporation	270,396
16,270	Myers Industries, Inc.	205,165
6,400	PPG Industries, Inc.	373,248
33,200	Sappi, Ltd. (ADR)	332,000
13,800	Sonoco Products Company	409,584

		5,290,410

	Telecommunication Services-3.1%
31,910	AT&T, Inc.	890,927
13,232	D&E Communications, Inc.	99,902
4,730	Embarq Corporation	191,802
5,600	Telephone & Data Systems, Inc.	200,200
6,600	Telephone & Data Systems, Inc. - Special Shares	236,940
21,918	Verizon Communications, Inc.	703,349

		2,323,120

	Utilities-4.4%
4,450	American States Water Company	171,325
12,900	Duke Energy Corporation	224,847
6,700	FPL Group, Inc.	337,010
2,400	Integrys Energy Group, Inc.	119,856
17,000	MDU Resources Group, Inc.	493,000
28,300	NiSource, Inc.	417,708
9,200	ONEOK, Inc.	316,480
11,800	Portland General Electric Company	279,188
12,300	Southwest Gas Corporation	372,198
8,577	United Utilites Group PLC (ADR)	212,503
12,300	Vectren Corporation	342,555

		3,286,670

Total Value of Common Stocks (cost $63,180,378)		71,299,593

	PREFERRED STOCKS-.7%
	Financials-.2%
8,400	Citigroup Capital XVI , 6.45%, 2066 - Series "W"	124,488

	Telecommunication Services-.3%
10,200	AT&T, Inc., 6.375%, 2056	236,640

	Utilities-.2%
7,400	Entergy Louisiana, LLC., 7.6%, 2032	168,276

Total Value of Preferred Stocks (cost $652,522)		529,404

SHORT-TERM INVESTMENTS-2.6%
Money Market Fund
$1,900	M	First Investors Cash Reserve Fund, 2.16% (cost $1,900,000)*	1,900,000

Total Value of Investments (cost $65,732,900)	99.8%	73,728,997
Other Assets, Less Liabilities	.2	190,476

Net Assets	100.0%	$73,919,473

* Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at September 30, 2008.

Summary of Abbreviations:
  ADR American Depositary Receipts
  REIT Real Estate Investment Trust

At September 30, 2008, the cost of investments for federal income tax purposes was $65,740,123. Accumulated net unrealized appreciation on investments was $7,988,874, consisting of $15,220,443 gross unrealized appreciation and $7,231,569 gross unrealized depreciation.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any  securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At September 30, 2008, fair value pricing was used for certain foreign securities in the International Fund portfolio.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157") -In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund's net assets as of September 30, 2008 is as follows:

			Level 2	Level 3
		Level 1	Other Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs
Blue Chip	$135,538,659	$135,538,659	$-	$-
Cash Management	13,881,700	-	13,881,700	-
Discovery	135,712,973	135,712,973	-	-
Government	21,758,065	-	21,758,065	-
Growth & Income	201,547,022	201,547,022	-	-
High Yield	71,929,547	4,414,281	67,280,192	235,074
International	103,379,147	33,156,326	70,222,821	-
Investment Grade	33,386,987	1,390,152	31,996,835	-
Select Growth	10,944,135	10,944,135	-	-
Target Maturity 2010	13,958,575	-	13,958,575	-
Target Maturity 2015	27,583,575	-	27,583,575	-
Value	73,728,997	73,728,997	-	-

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Balance, December 31, 2007	$ 329,316
Net purchases (sales)	(466)
Change in unrealized appreciation (depreciation)	(93,776)
Realized gain (loss)	-
Transfer in and/or out of Level 3	-

Balance, September 30, 2008	$ 235,074

Security Lending - High Yield Fund may loan securities to other investors through the Securities Lending Management Agreement ("the Agreement") with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at September 30, 2008, was $5,818,708 (including $195,098 of accrued interest), for which the Fund received cash collateral of $6,029,600.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	November 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	November 26, 2008